UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, August 13, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $544,515


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1150G111    34461   846300 SH       SOLE                   824325             21975
ACCO BRANDS                    COM              00081T108     3302   294000 SH       SOLE                   294000
AMER EXPRESS                   COM              025816109      234     6200 SH       SOLE                     6200
ANSYS INC                      COM              03662Q105     2497    53000 SH       SOLE                    53000
APOLLO GROUP                   COM              037604105    14169   320133 SH       SOLE                   308433             11700
ARENA RESOURCES                COM              040049108     1320    25000 SH       SOLE                    25000
AVALONBAY COMM                 COM              053484101     1177    13200 SH       SOLE                    13200
AVIS BUDGET                    COM              053774105     5480   654660 SH       SOLE                   640760             13900
BERKSHIRE HATH A               COM              084670108      241        2 SH       SOLE                        2
BERKSHIRE HATH B               COM              084670207    72128    17978 SH       SOLE                    17410               568
BROOKFIELD PROP                COM              112900105     1900   106800 SH       SOLE                   106800
CAREER EDUCATN                 COM              141665109     1746   119500 SH       SOLE                   119500
CATHAY GENERAL                 COM              149150104     2611   240200 SH       SOLE                   240200
CINTAS CORP                    COM              172908105     4626   174500 SH       SOLE                   174500
CITIGROUP                      COM              172967101    18456  1101200 SH       SOLE                  1067800             33400
COCA COLA                      COM              191216100    21936   422000 SH       SOLE                   410925             11075
CORINTHIAN COLL                COM              218868107    14221  1224887 SH       SOLE                  1189887             35000
DELL INC                       COM              24702R101    20970   958425 SH       SOLE                   927025             31400
DREW INDUSTRIES                COM              26168L205     2113   132500 SH       SOLE                   132500
DUCKWALL-ALCO                  COM              264142100     1380   150000 SH       SOLE                   150000
EASTERN INSUR                  COM              276534104     2685   172100 SH       SOLE                   172100
EQUITY LIFESTYLE               COM              29472R108     1100    25000 SH       SOLE                    25000
FEDERAL REALTY                 COM              313747206     1380    20000 SH       SOLE                    20000
FREDDIE MAC                    COM              313400301     7358   448650 SH       SOLE                   436100             12550
GARTNER INC                    COM              366651107    28694  1384860 SH       SOLE                  1338410             46450
GENERAL ELECTRIC               COM              369604103    27327  1023866 SH       SOLE                   994316             29550
GUARANTY FINL                  COM              40108n106      537   100000 SH       SOLE                   100000
HAMPDEN BANCRP                 COM              40867E107     1062   106000 SH       SOLE                   106000
HEALTH CARE PROP               COM              421915109     1444    45400 SH       SOLE                    45400
HELMERICH/PAYNE                COM              423452101     1815    25200 SH       SOLE                    25200
HOME DEPOT                     COM              437076102     2279    97300 SH       SOLE                    97300
ITT EDUCATNL SVC               COM              45068B109     4512    54600 SH       SOLE                    54600
JOHNSON & JOHNSN               COM              478160104    23589   366638 SH       SOLE                   354900             11738
KRAFT FOODS                    COM              50075N104    13840   486475 SH       SOLE                   479625              6850
LOWE'S COMPANIES               COM              548661107     1328    64000 SH       SOLE                    64000
MARINE PRODUCTS                COM              568427108     2838   430000 SH       SOLE                   430000
MERCURY GENL                   COM              589400100    16025   342995 SH       SOLE                   331245             11750
MERRILL LYNCH                  COM              590188108    11627   366675 SH       SOLE                   353625             13050
MICROSOFT                      COM              594918104     5708   207500 SH       SOLE                   207500
MORNINGSTAR                    COM              617700109     2161    30000 SH       SOLE                    30000
NEWFIELD EXPL                  COM              651290108     2023    31000 SH       SOLE                    31000
OMEGA FLEX                     COM              682095104     9999   657823 SH       SOLE                   630773             27050
PACCAR INC                     COM              693718108     2175    52000 SH       SOLE                    52000
PHH CORP                       COM              693320202     1302    84838 SH       SOLE                    82510              2328
PHILA CONS HLDG                COM              717528103     2242    66000 SH       SOLE                    66000
POST PROPERTIES                COM              737464107     1226    41200 SH       SOLE                    41200
PROLOGIS TRUST                 COM              743410102     1353    24900 SH       SOLE                    24900
RAM HOLDINGS                   COM              G7368R104      220   220000 SH       SOLE                   220000
REGENCY CENTERS                COM              758849103     1064    18000 SH       SOLE                    18000
ROFIN-SINAR TECH               COM              775043102     3896   129000 SH       SOLE                   129000
RTI INTL METALS                COM              74973w107     3087    86657 SH       SOLE                    86657
SAFECO CORP                    COM              786429100     2785    41465 SH       SOLE                    38615              2850
SIMPSON MANUF                  COM              829073105     2623   110500 SH       SOLE                   110500
SOWESTERN ENRGY                COM              845467109    17140   360000 SH       SOLE                   351150              8850
SUN COMMUNITIES                COM              866674104     1363    74750 SH       SOLE                    72700              2050
TAUBMAN CENTERS                COM              876664103     1459    30000 SH       SOLE                    30000
TERADATA CORP                  COM              88076w103     1273    55000 SH       SOLE                    55000
THOR INDUSTRIES                COM              885160101     3061   144000 SH       SOLE                   144000
TJX COMPANIES                  COM              872540109    33976  1079625 SH       SOLE                  1045975             33650
ULTRA PETROLEUM                COM              903914109     3142    32000 SH       SOLE                    32000
UNITED FINL BANC               COM              91030T109     1396   125000 SH       SOLE                   125000
WASHINGTON POST                COM              939640108    17059    29066 SH       SOLE                    28023              1043
WEIGHT WATCHERS                COM              948626106    13128   368650 SH       SOLE                   357150             11500
WELLS FARGO                    COM              949746101    23812  1002629 SH       SOLE                   971115             31514
WYNDHAM WWIDE                  COM              98310w108    11433   638352 SH       SOLE                   619292             19060